Financial Assets at Amortized Cost (Details) - Schedule of bank has carried out transactions of sale or transfer of the loan portfolio - Sale or Transfer [Member] - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Amortized Cost (Details) - Schedule of bank has carried out transactions of sale or transfer of the loan portfolio [Line Items]
Carrying amount		$ 7,908	$ 24,023
Allowances released		(2,264)	(15,477)
Sale price		7,908	14,004
Effect on income (loss) gain	[1]	2,264	5,458
Sale of Outstanding Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of bank has carried out transactions of sale or transfer of the loan portfolio [Line Items]
Carrying amount		7,908	24,023
Allowances released		(2,264)	(15,477)
Sale price		7,908	13,992
Effect on income (loss) gain	[1]	2,264	5,446
Sale of Write-off Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of bank has carried out transactions of sale or transfer of the loan portfolio [Line Items]
Carrying amount
Allowances released
Sale price			12
Effect on income (loss) gain	[1]		$ 12

[1]	See Note No. 31.